Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2015	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
C000127985
Account Value [Line Items]
Line Graph and Table Measure Name	OnTrack Core Fund
Account Value	$ 15,221	$ 10,000	$ 15,247	$ 14,093	$ 14,668	$ 15,406	$ 13,217	$ 11,217	$ 11,129	$ 11,058	$ 10,147
C000121122
Account Value [Line Items]
Line Graph and Table Measure Name	OnTrack Core Fund
Account Value	$ 15,517	$ 10,000	15,514	14,318	14,872	15,596	13,355	11,309	11,204	11,107	10,170
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	$ 10,000	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567	10,600
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 35,936	10,000	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	10,000	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567	10,600
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR
Account Value	$ 35,936	$ 10,000	$ 31,204	$ 25,053	$ 20,948	$ 23,436	$ 16,645	$ 15,483	$ 14,023	$ 12,260	$ 10,399